5.MINERAL PROPERTY COMMITMENTS - RELATED PARTY (Tables)	27 Months Ended
Sep. 30, 2013
Mineral Industries Disclosures Related Pary [Abstract]

Advanced Royalty Payments			Advanced Royalty Payments
Date	Payment Amount	Common Shares	Date	Payment Amount	Common Shares
Upon execution of Agreement	$-	500,000	Upon execution of Agreement	$-	500,000
First Anniversary of the Agreement	10,000	-	First Anniversary of the Agreement	10,000	-
Second Anniversary of the Agreement	20,000	-	Second Anniversary of the Agreement	20,000	-
Third Anniversary of the Agreement	30,000	-	Third Anniversary of the Agreement	30,000	-
Fourth Anniversary of the Agreement	40,000	-	Fourth Anniversary of the Agreement	40,000	-
Fifth through the tenth Anniversary	50,000	-	Fifth through the tenth Anniversary	50,000	-
Eleventh Anniversary and thereafter	100,000	-	Eleventh Anniversary and thereafter	100,000	-

Work Commitment		Work Commitment
Lease Year	Amount	Lease Year	Amount
First Lease Year	$5,000	First Lease Year	$5,000
Second Lease Year	25,000	Second Lease Year	25,000
Third Lease Year	50,000	Third Lease Year	50,000
Fourth Lease Year	75,000	Fourth Lease Year	75,000
Fifth Lease Year and thereafter	100,000	Fifth Lease Year and thereafter	100,000

Advanced Royalty Payments				Advanced Royalty Payments

Date	Payment Amount		Common Shares	Date	Payment Amount		Common Shares
Upon execution of Agreement	$-		100,000	Upon execution of Agreement	$-		100,000
First Anniversary of the Agreement	10,000	*	-	First Anniversary of the Agreement	10,000	*	-
Second Anniversary of the Agreement	20,000		-	Second Anniversary of the Agreement	20,000		-
Third Anniversary of the Agreement	30,000		-	Third Anniversary of the Agreement	30,000		-
Fourth Anniversary of the Agreement	40,000		-	Fourth Anniversary of the Agreement	40,000		-
Fifth Anniversary and thereafter	50,000		-	Fifth Anniversary and thereafter	50,000		-

Work Commitment		Work Commitment

Lease Year	Amount	Lease Year	Amount
First Lease Year	$5,000	First Lease Year	$5,000
Second Lease Year	25,000	Second Lease Year	25,000
Third Lease Year	50,000	Third Lease Year	50,000
Fourth Lease Year	75,000	Fourth Lease Year	75,000
Fifth Lease Year and thereafter	100,000	Fifth Lease Year and thereafter	100,000

Advanced Royalty Payments				Advanced Royalty Payments

Date	Payment Amount		Common Shares	Date	Payment Amount		Common Shares
Upon execution of Agreement	$6,000		300,000	Upon execution of Agreement	$6,000		300,000
On or prior to the 1st Anniversary of the Agreement	15,000	*	150,000	On or prior to the 1st Anniversary of the Agreement	15,000	*	150,000
On or prior to the 2nd Anniversary of the Agreement	20,000		150,000	On or prior to the 2nd Anniversary of the Agreement	20,000		150,000
On or prior to the 3rd Anniversary of the Agreement	30,000		-	On or prior to the 3rd Anniversary of the Agreement	30,000		-
On or prior to the 4th Anniversary of the Agreement	40,000		-	On or prior to the 4th Anniversary of the Agreement	40,000		-
On or prior to the 5th through the 10th Anniversary	50,000		-	On or prior to the 5th through the 10th Anniversary	50,000		-
On or prior to the 11th Anniversary and thereafter	100,000		-	On or prior to the 11th Anniversary and thereafter	100,000		-

Work Commitment		Work Commitment

Lease Year	Amount	Lease Year	Amount
First Lease Year	$5,000	First Lease Year	$5,000
Second Lease Year	10,000	Second Lease Year	10,000
Third Lease Year	25,000	Third Lease Year	25,000
Fourth Lease Year	50,000	Fourth Lease Year	50,000
Fifth Lease Year and thereafter	100,000	Fifth Lease Year and thereafter	100,000